Schedule of Segment Information By Business Unit (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenues	$ 40,560	$ 54,413
Change in revenues	$ (13,853)
Percentage Change IN Revenues	(25.50%)
Cost of revenues	$ (11,538)	(1,888)
Change in cost of revenues	$ (9,650)
Percentage Change In Cost of Revenue	(511.10%)
Other Income	$ 49,564	105,983
Change in other income	$ (56,419)
Percentage Change In Other Income	(53.20%)
Administrative expenses	$ (578,362)	(508,714)
Change in administrative expenses	$ (69,648)
Percentage Change In Admministrative Expenses	(13.70%)
Other expenses	$ (159,334)	(156,903)
Change in other expenses	$ (2,431)
Percentage Change In Other Expenses	(1.50%)
Net loss before taxation	$ (659,110)	(507,109)
Change in net loss before taxation	$ (152,001)
Percentage Change In Net Loss Before Taxation	(30.00%)
Satellite Earth Observation [Member]
Segment Reporting Information [Line Items]
Revenues	$ 2,284	21,156
Change in revenues	$ (18,872)
Percentage Change IN Revenues	(89.20%)
Cost of revenues	$ (1,182)
Change in cost of revenues	$ (1,182)
Percentage Change In Cost of Revenue
Other Income
Change in other income
Percentage Change In Other Income
Administrative expenses	$ (154,900)	(159,369)
Change in administrative expenses	$ 4,469
Percentage Change In Admministrative Expenses	2.80%
Other expenses	$ (1,830)	(1,619)
Change in other expenses	$ (211)
Percentage Change In Other Expenses	(13.00%)
Net loss before taxation	$ (155,628)	(139,832)
Change in net loss before taxation	$ (15,796)
Percentage Change In Net Loss Before Taxation	(11.30%)
Satellite Ground Station Turnkey Services [Member]
Segment Reporting Information [Line Items]
Revenues	$ 38,276	33,257
Cost of revenues	(10,356)	(1,888)
Other Income	6	204
Administrative expenses	(55,993)	(39,037)
Other expenses	(3,574)	(5,490)
Net loss before taxation	(31,641)	(12,954)
Satellite Ground Station Turnkey Service [Member]
Segment Reporting Information [Line Items]
Change in revenues	$ 5,019
Percentage Change IN Revenues	15.10%
Change in cost of revenues	$ (8,468)
Percentage Change In Cost of Revenue	(448.50%)
Change in other income	$ (198)
Percentage Change In Other Income	(97.10%)
Change in administrative expenses	$ (16,956)
Percentage Change In Admministrative Expenses	(43.40%)
Change in other expenses	$ 1,916
Percentage Change In Other Expenses	34.90%
Change in net loss before taxation	$ (18,687)
Percentage Change In Net Loss Before Taxation	(144.30%)
Research And Development Center [Member]
Segment Reporting Information [Line Items]
Revenues
Change in revenues
Percentage Change IN Revenues
Cost of revenues
Change in cost of revenues
Percentage Change In Cost of Revenue
Other Income	$ 84	105,779
Change in other income	$ (105,695)
Percentage Change In Other Income	(99.90%)
Administrative expenses	$ (191,588)	(206,022)
Change in administrative expenses	$ 14,434
Percentage Change In Admministrative Expenses	7.00%
Other expenses	$ (153,756)	(136,818)
Change in other expenses	$ (16,938)
Percentage Change In Other Expenses	(12.40%)
Net loss before taxation	$ (345,260)	(237,061)
Change in net loss before taxation	$ (108,199)
Percentage Change In Net Loss Before Taxation	(45.60%)
Startup In Development [Member]
Segment Reporting Information [Line Items]
Revenues
Change in revenues
Percentage Change IN Revenues
Cost of revenues
Change in cost of revenues
Percentage Change In Cost of Revenue
Other Income
Change in other income
Percentage Change In Other Income
Administrative expenses	$ (613)	(622)
Change in administrative expenses	$ 9
Percentage Change In Admministrative Expenses	1.40%
Other expenses	$ (34)
Change in other expenses	$ (34)
Percentage Change In Other Expenses
Net loss before taxation	$ (647)	(622)
Change in net loss before taxation	$ (25)
Percentage Change In Net Loss Before Taxation	(4.00%)
Holding Company [Member]
Segment Reporting Information [Line Items]
Revenues
Change in revenues
Percentage Change IN Revenues
Cost of revenues
Change in cost of revenues
Percentage Change In Cost of Revenue
Other Income	$ 49,474
Change in other income	$ 49,474
Percentage Change In Other Income
Administrative expenses	$ (175,268)	(103,664)
Change in administrative expenses	$ (71,604)
Percentage Change In Admministrative Expenses	(69.10%)
Other expenses	$ (140)	(12,976)
Change in other expenses	$ 12,836
Percentage Change In Other Expenses	98.90%
Net loss before taxation	$ (125,934)	$ (116,640)
Change in net loss before taxation	$ (9,294)
Percentage Change In Net Loss Before Taxation	(8.00%)